Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 32,188	kr 34,577
Included in the income statement
Current service cost	2,772	2,644
Past service cost and gains and losses on settlements	311	1
Interest cost/income (+/–)	241	223
Taxes and administrative expenses	62	41
Other	44	(7)
Components of defined benefit cost recognized	3,430	2,902
Remeasurements
Return on plan assets excluding amounts in interest expense/income	14,135	(3,526)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	1,118	(49)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(29,031)	(287)
Experience-based gains/losses (–/+)	3,236	350
Total remeasurements	(10,542)	(3,512)
Translation difference	84	187
Contributions and payments from:
Employers	(1,954)	(1,939)
Plan participants	9	15
Benefit payments	0
Settlements	(4)	(12)
Business combinations and divestments	0	(30)
Closing balance	23,211	32,188
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	113,543	108,188
Included in the income statement
Current service cost	2,772	2,644
Past service cost and gains and losses on settlements	311	1
Interest cost/income (+/–)	1,716	1,463
Taxes and administrative expenses	0
Other	43	10
Components of defined benefit cost recognized	4,842	4,118
Remeasurements
Return on plan assets excluding amounts in interest expense/income	0
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	1,118	(49)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(29,031)	(287)
Experience-based gains/losses (–/+)	3,236	350
Total remeasurements	(24,677)	14
Translation difference	3,381	3,951
Contributions and payments from:
Employers	(1,302)	(1,260)
Plan participants	334	285
Benefit payments	(1,806)	(1,825)
Settlements	(10,759)	(12)
Other	135
Business combinations and divestments	0	84
Closing balance	83,691	113,543
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(81,355)	(73,611)
Included in the income statement
Current service cost	0
Past service cost and gains and losses on settlements	0
Interest cost/income (+/–)	(1,475)	(1,240)
Taxes and administrative expenses	62	41
Other	1	(17)
Components of defined benefit cost recognized	(1,412)	(1,216)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	14,135	(3,526)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	0
Actuarial gains/losses (–/+) arising from changes in financial assumptions	0
Experience-based gains/losses (–/+)	0
Total remeasurements	14,135	(3,526)
Translation difference	(3,297)	(3,764)
Contributions and payments from:
Employers	(652)	(679)
Plan participants	(325)	(270)
Benefit payments	1,806	1,825
Settlements	10,755	0
Other	(135)
Business combinations and divestments	0	(114)
Closing balance	kr (60,480)	kr (81,355)